Convertible redeemable preferred shares - Preferred shares activities (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands																				12 Months Ended
	Jan. 06, 2021 CNY (¥) shares	Jan. 06, 2021 CNY (¥) shares	Jan. 06, 2021 USD ($) $ / shares shares	Dec. 29, 2020 CNY (¥)	Dec. 29, 2020 USD ($) $ / shares	Dec. 10, 2020 CNY (¥)	Dec. 10, 2020 USD ($) $ / shares	Dec. 24, 2019 CNY (¥)	Dec. 24, 2019 USD ($) $ / shares	Oct. 15, 2019 CNY (¥)	Oct. 15, 2019 USD ($) $ / shares	Aug. 09, 2018 CNY (¥)	Aug. 09, 2018 USD ($)	Jun. 14, 2018 CNY (¥)	Jun. 14, 2018 USD ($)	Sep. 26, 2017 CNY (¥)	Sep. 26, 2017 USD ($)	Jul. 25, 2017 CNY (¥)	Jul. 25, 2017 USD ($)	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥) shares
Beginning balance, total mezzanine equity	¥ 5,137,874																			¥ 5,137,874		¥ 1,421,083	¥ 587,732
Repurchase of Series Seed and Series A Preferred Shares from holders																							(38,836)
Issuance of Convertible Redeemable Preferred Shares																							417,706
Accretion of convertible redeemable preferred shares																				4,729,719	$ 742,196	3,206,324	406,828
Redesignation	104,036
FX exchange translation																				115,281		(236,982)	8,968
Issuance of Series A1 Convertible Redeemable Preferred Shares upon exercise of warrant by an investor																						11,262
Proceeds from issuance of Convertible Redeemable Preferred Shares																				(793,798)		736,187
Conversion of preferred shares to Class A ordinary shares																				(10,880,708)
Ending balance, total mezzanine equity																						5,137,874	1,421,083
Series Seed Convertible Redeemable Preferred Shares
Beginning balance, convertible redeemable preferred shares	¥ 1,091,899																			¥ 1,091,899		¥ 301,268	¥ 184,706
Beginning balance (in shares) | shares	77,884,154																			77,884,154	77,884,154	77,884,154	85,185,184
Repurchase of Series Seed and Series A Preferred Shares from holders																							¥ (25,072)
Repurchase of Series Seed and Series A Preferred Shares from holders (in shares) | shares																							(7,301,030)
Issuance of Convertible Redeemable Preferred Shares (in shares) | shares		32,761,153	32,761,153
Accretion of convertible redeemable preferred shares																				¥ 889,582		¥ 847,639	¥ 136,711
Redesignation	¥ (208,136)
Redesignation (in shares) | shares	(13,812,613)
FX exchange translation																				16,047		(57,008)	4,923
Proceeds from issuance of Convertible Redeemable Preferred Shares																				¥ (1,789,392)
Proceeds from issuance of Convertible Redeemable Preferred Shares (in shares) | shares																				(64,071,541)	(64,071,541)
Proceeds from a holder																							28,685
Ending balance, convertible redeemable preferred shares																						¥ 1,091,899	¥ 301,268
Ending balance, temporary equity receivable																		¥ (28,711)	$ (4,183)
Ending balance (in shares) | shares																						77,884,154	77,884,154
Purchase price | $ / shares											$ 0.4855
Aggregate consideration																		36,597	5,345
Payment of issuance cost of Series D-2 Convertible Redeemable Preferred Shares																		305	45
Series A Convertible Redeemable Preferred Shares
Beginning balance, convertible redeemable preferred shares	¥ 472,723																			¥ 472,723		¥ 139,432	¥ 75,182
Beginning balance (in shares) | shares	33,382,717																			33,382,717	33,382,717	33,382,717	37,037,035
Repurchase of Series Seed and Series A Preferred Shares from holders																							¥ (13,764)
Repurchase of Series Seed and Series A Preferred Shares from holders (in shares) | shares																							(3,654,318)
Accretion of convertible redeemable preferred shares																				¥ 347,662		¥ 358,299	¥ 75,735
Redesignation	¥ (125,999)
Redesignation (in shares) | shares	(8,310,604)
FX exchange translation																				5,829		(25,008)	2,279
Proceeds from issuance of Convertible Redeemable Preferred Shares																				¥ (700,215)
Proceeds from issuance of Convertible Redeemable Preferred Shares (in shares) | shares																				(25,072,113)	(25,072,113)
Ending balance, convertible redeemable preferred shares																						¥ 472,723	¥ 139,432
Ending balance (in shares) | shares																				0	0	33,382,717	33,382,717
Purchase price | $ / shares											$ 0.5325
Aggregate consideration																		66,957	10,000
Payment of issuance cost of Series D-2 Convertible Redeemable Preferred Shares																		¥ 570	$ 85
Series A-1 Convertible Redeemable Preferred Shares
Beginning balance, convertible redeemable preferred shares	¥ 1,089,555																			¥ 1,089,555		¥ 322,883	¥ 205,819
Beginning balance (in shares) | shares	76,803,194																			76,803,194	76,803,194	75,917,925	75,917,925
Accretion of convertible redeemable preferred shares																				¥ 957,778		¥ 812,973	¥ 112,410
Redesignation	¥ (93,644)
Redesignation (in shares) | shares	(6,171,252)
FX exchange translation																				18,922		(57,563)	4,654
Issuance of Series A1 Convertible Redeemable Preferred Shares upon exercise of warrant by an investor																						¥ 11,262
Issuance of Series A1 Convertible Redeemable Preferred Shares upon exercise of warrant by an investor (in shares) | shares																						885,269
Proceeds from issuance of Convertible Redeemable Preferred Shares																				¥ (1,972,611)
Proceeds from issuance of Convertible Redeemable Preferred Shares (in shares) | shares																				(70,631,942)	(70,631,942)
Warrant liability transferred into Series A-1 Convertible Redeemable Preferred Shares												¥ 8,416	$ 1,235
Proceeds from a holder																							10,000
Ending balance, convertible redeemable preferred shares																						¥ 1,089,555	¥ 322,883
Ending balance, temporary equity receivable												(20,668)	(3,000)			¥ (10,399)	$ (1,515)				$ (10,000)
Ending balance (in shares) | shares																				0	0	76,803,194	75,917,925
Aggregate consideration						¥ 1,631	$ 250							¥ 11,465	$ 1,792	130,056	19,646
Payment of issuance cost of Series D-2 Convertible Redeemable Preferred Shares						11,262	$ 1,660							¥ 834	$ 126	¥ 2,273	$ 346
Series B-1 Convertible Redeemable Preferred Shares
Beginning balance, convertible redeemable preferred shares	¥ 106,828																			¥ 106,828		¥ 34,538	¥ 26,216
Beginning balance (in shares) | shares	7,467,196																			7,467,196	7,467,196	7,467,196	7,467,196
Accretion of convertible redeemable preferred shares																				¥ 99,626		¥ 78,078	¥ 7,803
FX exchange translation																				2,090		(5,788)	519
Proceeds from issuance of Convertible Redeemable Preferred Shares																				¥ (208,544)
Proceeds from issuance of Convertible Redeemable Preferred Shares (in shares) | shares																				(7,467,196)	(7,467,196)
Ending balance, convertible redeemable preferred shares																						¥ 106,828	¥ 34,538
Ending balance (in shares) | shares																				0	0	7,467,196	7,467,196
Aggregate consideration												20,668	3,000
Payment of issuance cost of Series D-2 Convertible Redeemable Preferred Shares												5,159	746
Series B-2 Convertible Redeemable Preferred Shares
Beginning balance, convertible redeemable preferred shares	¥ 578,091																			¥ 578,091		¥ 194,351	¥ 134,919
Beginning balance (in shares) | shares	40,228,492																			40,228,492	40,228,492	40,228,492	40,228,492
Accretion of convertible redeemable preferred shares																				¥ 534,164		¥ 415,254	¥ 56,573
FX exchange translation																				11,247		(31,514)	2,859
Conversion of preferred shares to Class A ordinary shares																				¥ (1,123,502)
Conversion of preferred shares to Class A ordinary shares (in shares) | shares																				(40,228,492)	(40,228,492)
Ending balance, convertible redeemable preferred shares																						¥ 578,091	¥ 194,351
Ending balance (in shares) | shares																				0	0	40,228,492	40,228,492
Aggregate consideration												¥ 130,441	$ 19,014
Series C-1 Convertible Redeemable Preferred Shares
Beginning balance, convertible redeemable preferred shares	¥ 870,794																			¥ 870,794		¥ 383,148
Beginning balance (in shares) | shares	57,653,035																			57,653,035	57,653,035	57,653,035
Issuance of Convertible Redeemable Preferred Shares																							¥ 372,391
Issuance of Convertible Redeemable Preferred Shares (in shares) | shares																							57,653,035
Accretion of convertible redeemable preferred shares																				¥ 723,457		¥ 537,890	¥ 15,742
FX exchange translation																				15,884		(50,244)	(4,985)
Conversion of preferred shares to Class A ordinary shares																				¥ (1,610,135)
Conversion of preferred shares to Class A ordinary shares (in shares) | shares																				(57,653,035)	(57,653,035)
Ending balance, convertible redeemable preferred shares																						¥ 870,794	¥ 383,148
Ending balance (in shares) | shares																				0	0	57,653,035	57,653,035
Aggregate consideration										¥ 381,883	$ 54,000
Payment of issuance cost of Series D-2 Convertible Redeemable Preferred Shares										¥ 9,492	$ 1,360											¥ 8,919
Series C-2 Convertible Redeemable Preferred Shares
Beginning balance, convertible redeemable preferred shares	¥ 154,847																			¥ 154,847		¥ 69,880
Beginning balance (in shares) | shares	10,224,598																			10,224,598	10,224,598	10,224,598
Issuance of Convertible Redeemable Preferred Shares																							¥ 69,773
Issuance of Convertible Redeemable Preferred Shares (in shares) | shares																							10,224,598
Accretion of convertible redeemable preferred shares																				¥ 74,859		¥ 94,011	¥ 1,854
Redesignation	¥ (69,801)
Redesignation (in shares) | shares	(4,466,684)
FX exchange translation																				902		(9,044)	(1,747)
Conversion of preferred shares to Class A ordinary shares																				¥ (160,807)
Conversion of preferred shares to Class A ordinary shares (in shares) | shares																				(5,757,914)	(5,757,914)
Ending balance, convertible redeemable preferred shares																						¥ 154,847	¥ 69,880
Ending balance (in shares) | shares																				0	0	10,224,598	10,224,598
Purchase price | $ / shares			$ 2.2740						$ 0.9780
Aggregate consideration			$ 74,498					¥ 71,531	$ 10,000
Payment of issuance cost of Series D-2 Convertible Redeemable Preferred Shares								¥ 1,758	$ 252
Series D-1 Convertible Redeemable Preferred Shares
Beginning balance, convertible redeemable preferred shares	¥ 773,137																			¥ 773,137
Beginning balance (in shares) | shares	42,329,835																			42,329,835	42,329,835
Accretion of convertible redeemable preferred shares																				¥ 398,193		¥ 62,180
FX exchange translation																				10,859		(2,465)
Proceeds from issuance of Convertible Redeemable Preferred Shares																						¥ 713,422
Proceeds from issuance of Convertible Redeemable Preferred Shares (in shares) | shares																						42,329,835
Conversion of preferred shares to Class A ordinary shares																				¥ (1,182,189)
Conversion of preferred shares to Class A ordinary shares (in shares) | shares																				(42,329,835)	(42,329,835)
Ending balance, convertible redeemable preferred shares																						¥ 773,137
Ending balance (in shares) | shares																				0	0	42,329,835
Purchase price | $ / shares					$ 2.5986		$ 2.5986
Aggregate consideration				¥ 719,401	$ 110,000	719,401	$ 110,000
Payment of issuance cost of Series D-2 Convertible Redeemable Preferred Shares				¥ 5,979	$ 916	¥ 5,979	$ 916
Series D-2 Convertible Redeemable Preferred Shares
Issuance of Convertible Redeemable Preferred Shares (in shares) | shares		43,624,956	43,624,956
Accretion of convertible redeemable preferred shares																				¥ 704,398
Redesignation	¥ 601,616	¥ 104,036	$ 16,104
Redesignation (in shares) | shares	32,761,153	32,761,153	32,761,153
FX exchange translation																				33,501
Proceeds from issuance of Convertible Redeemable Preferred Shares																				¥ (793,798)
Proceeds from issuance of Convertible Redeemable Preferred Shares (in shares) | shares																				43,624,956	43,624,956
Conversion of preferred shares to Class A ordinary shares																				¥ (2,133,313)
Conversion of preferred shares to Class A ordinary shares (in shares) | shares																				(76,386,109)	(76,386,109)
Purchase price | $ / shares			$ 2.8425
Aggregate consideration		¥ 801,104	$ 124,002
Payment of issuance cost of Series D-2 Convertible Redeemable Preferred Shares		¥ 7,306	$ 1,131
Receivable from a holder of Series Seed Preferred Share
Beginning balance, temporary equity receivable																							¥ (28,711)
FX exchange translation																							26
Receivable from a holder of Series A-1 Preferred Share
Beginning balance, temporary equity receivable																							(10,399)
FX exchange translation																							399
Receivable from a holder of Series C-2 Preferred Share
Beginning balance, temporary equity receivable																						¥ (24,417)
Issuance of Convertible Redeemable Preferred Shares																							(24,458)
FX exchange translation																						1,652	41
Proceeds from issuance of Convertible Redeemable Preferred Shares																						¥ 22,765
Ending balance, temporary equity receivable																							¥ (24,417)